Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

FairSquare Financial LLC

1000 N. West Street, 11th Floor

Wilmington, DE 19801

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Fair Square Financial LLC (the “Responsible Party”, the “Company”, “Fair Square” or “you”), also referred to herein as the “Specified Party” solely to assist you in determining the accuracy of certain attributes of certain Receivables (defined below) and the accuracy of certain information included in certain monthly servicer reports (the “Monthly Servicer Reports”) for Fair Square Issuance Trust (the “Trust”) which was established by Fair Square Financial LLC to issue the Series 2020-A Asset-Backed Notes (the “Notes”) collateralized by a reference pool of credit card receivables (the “Receivables”), pursuant to the Offering Memorandum dated February 13, 2020 (the “Transaction”). The Company is responsible for the Receivables and the Monthly Servicer Reports. The sufficiency of these procedures is solely the responsibility of the Specified Party. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Receivables, the Specified Party agreed on a sample size of 20 accounts, which at the direction of the Specified Party, we selected randomly from a data tape which the Company represents, contains the pool of Receivables for the Trust as of November 30, 2020 (the “Sample Receivables”).

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•

The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

•	The value of collateral securing such assets; and

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017 T: 646-471-3000, F: 813-286-6000, www.pwc.com/us

Agreed-Upon Procedures Report for Fair Square Issuance Trust, Series 2020-A Annual Reporting

February 2, 2021

•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Receivables or Monthly Servicer Reports that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Receivables or Monthly Servicer Reports.

It should be understood that we make no representations as to:

(i)	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;
(ii)	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934;
(iii)	The reasonableness of any of the assumptions provided by the Company; and
(iv)

The adequacy of the sample size, as provided by the Specified Parties, nor do we draw any conclusions about the entire pool of Receivables or all monthly servicer reports prepared by the Company, based on the sample size and results of the procedures performed.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Party would undertake in consideration of the Transaction, Receivables or Monthly Servicer Reports.

We do not opine or draw any conclusions that the Monthly Servicer Reports are presented in accordance with the Governing Documents (defined below) for the Transaction.

Definitions

Capitalized terms used herein shall have the definition as set forth in the Governing Documents (defined below) unless otherwise indicated. Items that are italicized are line items in the Monthly Servicer Reports (defined below). The following definitions have been adopted in presenting our procedures and findings:

•

The phrase “recalculated” refers to a recalculation of one or more data elements using a prescribed methodology as indicated, or as described in Exhibit II, or as enumerated in the Governing Documents (defined below).

•	The phrase “compared” refers to the comparison of one of more data elements to underlying documentation.

Data, Information and Documents Provided

The Company provided the following data, information and documents which were used for the procedures performed below:

A.	The Company selected November 20, 2020 and December 21, 2020 payment dates (the “Payment Dates”) which cover the October 2020 and November 2020 monthly collection periods (the

Agreed-Upon Procedures Report for Fair Square Issuance Trust, Series 2020-A Annual Reporting

February 2, 2021

“Collection Periods”). The “Prior Collection Periods” are defined as the September 2020 monthly period (for the October 2020 Collection Period), and October 2020 monthly period (for the November 2020 Collection Period).

B.	The following governing documents for the Trust (together, the “Governing Documents”):

•	SERVICING AGREEMENT Dated as of February 19, 2020 by and among FAIR SQUARE ISSUANCE TRUST, as Issuing Entity, FAIR SQUARE TRANSFEROR LLC, as Transferor and FAIR SQUARE FINANCIAL LLC, as Servicer;
•	MASTER INDENTURE Dated as of February 19, 2020 by and between FAIR SQUARE ISSUANCE TRUST, as Issuing Entity, and CITIBANK, N.A., as Indenture Trustee; and
•	SERIES 2020-A INDENTURE SUPPLEMENT Dated as of February 19, 2020 by and between FAIR SQUARE ISSUANCE TRUST, as Issuing Entity, and CITIBANK, N.A., as Indenture Trustee.

C.	For each Collection Period and Prior Collections Period, an Excel file containing:

•	the monthly noteholder report (with respect to the Current Collection Period, the “Monthly Servicer Reports” and with respect to the Prior Collection Period, the “Prior Monthly Servicer Reports”);
•	account level information on debt sale recovery proceeds, which the Company represents is from their Fair Square Data Warehouse system (“Recovery Data File”); and
•	a schedule containing the aggregate amount of interchange allocated to the Trust, which the Company represents is from their Fair Square Data Warehouse system (“Interchange Data File”).

D.

For each Collection Period and Prior Collection Period, the month end CD-6753 portfolio securitization detail report containing month-to-date activity for the portfolio including account number, principal receivable, and finance charge information for the Trust, which the Company represents is from their Fiserv system (the “CD-6753 Reports”).

E.	Excel files containing information on the Receivables as of the end of each Collection Period and Prior Collection Period (the “Data Tapes”).

F.	For each Collection Period, monthly bank statements for the Excess Funding Account (the “Excess Funding Account Statement”).

G.	Servicing system screenshots with respect to certain characteristics of the Sample Receivables, as of December 15, 2020 (the “Servicer Screenshots”).

H.

Excel file containing information on the Sample Receivables only, which the Company represents was generated from their system on December 15, 2020 and represents information as of the end of the day on December 14, 2020 (the “DD Data Tape”).

I.

Excel file containing a mapping between the ‘FSF_ACCOUNT_ID’ field in the DD Data Tape and the account number listed in the Servicer Screenshots and a mapping between the field names in the DD Data Tape and the corresponding fields within the Servicer Screenshots (the “Servicer Screenshots Mapping File”).

The data, information and documents listed above are collectively referred to as the “Data, Information, and Documents.”

Agreed-Upon Procedures Report for Fair Square Issuance Trust, Series 2020-A Annual Reporting

February 2, 2021

Procedures Performed

We performed the agreed-upon procedures listed below and for Procedures A through C, as indicated by the corresponding letters on the attached copy of the Monthly Servicer Reports in Exhibit III. For purposes of Procedures A through C, we noted an exception if there was a difference of more than $1,000 for amounts expressed in dollars and 0.1% for amounts expressed as percentages. We reported exceptions in Exhibit I.

A.	Using the Prior Monthly Servicer Reports, we compared the ending amounts of the following fields to the beginning amounts of the respective fields as shown on the Monthly Servicer Reports:
•	Account Number
•	Principal Receivable
•	Note Principal Amount
•	Collateral Amount
•	Reserve Account
•	Unreimbursed Reduction Amount
•	Unreimbursed Series Reallocated Principal Collections
•	Supplemental Reporting on Certain Early Amortization Events (2 Prior Month, 1 Prior Month)

B.

Using the Data Tapes, CD-6753 Reports, Recovery Data File, Interchange Data File and Excess Funding Account Statement, as applicable, and the methodology and assumptions set forth in Exhibit II, we (1) compared, or (2) recalculated and compared our results, to the respective numbers/amounts presented in the Monthly Servicer Reports:

•	Account Number
•	Principal Receivable
•	Excess Funding Account – Ending
•	Principal Collections
•	Finance Charge Collections
•	Delinquency Data [all buckets]
•	Number of Defaulted Account
•	Principal Receivables of Defaulted Account
•	Overconcentration Amounts as of the last day of the Monthly Period (Current %, Current $)

C.

Using the definitions and methodologies in the Governing Documents as set forth in Exhibit II and the information as shown on the Monthly Servicer Reports (as applicable), we (1) compared, or (2) recalculated and compared our results, to the respective numbers/amounts/percentages as shown in the Monthly Servicer Reports:

•	Asset Deficiency Tests
•	Monthly Servicing Fee
•	Master Trust Early Amortization Events (b, d, e)
•	Note Principal Amount
•	Series 2020-A Collateral Amount
•	Overconcentration Amounts as of the last day of the Monthly Period (Maximum %, Maximum $, Overconcentration Amount)
•	Reserve Account
•	Unreimbursed Reduction Amount
•	Unreimbursed Series Reallocated Principal Collections (Ending)

Agreed-Upon Procedures Report for Fair Square Issuance Trust, Series 2020-A Annual Reporting

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•	Allocation Percentage
•	Trust and Series Available Collections
•	Application of Series Available Finance Charge Collections
•	Series 2020-A Available Principal Collections
•	Series 2020-A Early Amortization Events (5, 6, 7)
•	Supplemental Reporting on Certain Early Amortization Events (Current Month)

D.

For each Sample Receivable, we compared the following information from the respective field on the DD Data Tape using the Servicer Screenshots Mapping File, to the corresponding information in the Servicer Screenshots. We applied the respective “Threshold and/or Special Instructions” below which were provided by the Company, and noted an exception if differences were greater than the threshold.

	Description	Field on Data Tape	Threshold and/or Special Instructions

1	State	FSF_CUST_STATE

2	Open Date	FSF_OPEN_DT

3	Credit Limit	FSF_CREDIT_LINE_AMT

4	Delinquency Status	FSF_ACTUAL_PAST_DUE_DAYS_CNT	The field FSF_ACTUAL_PAST_DUE_ DAYS_CNT on the Data Tape is equivalent to the number of delinquent days on the Servicer Screenshots less 30

5	Total Balance	FSF_CURR_BAL_AMT

6	Cash APR	FSF_CURRENT_ANNL_CASH_RT

7	Merchant APR	FSF_CURRENT_ANNL_MRCH_RT

8	Card Status	FSF_EXTERNAL_STATUS_CD

***

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Monthly Servicer Reports. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties, and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk;

Agreed-Upon Procedures Report for Fair Square Issuance Trust, Series 2020-A Annual Reporting

February 2, 2021

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, New York

February 2, 2021

Agreed-Upon Procedures Report for Fair Square Issuance Trust, Series 2020-A Annual Reporting

February 2, 2021

Exhibit I - Exceptions

Procedure B:

Collection Period	Line Item	Description
October	Existing Account Replaced (+)	The Monthly Servicer Report listed 1,396 whereas the amount derived from the CD-6753 Report is 1,397
October	Account Removed (-)	The Monthly Servicer Report listed 0 whereas the amount derived from the CD-6753 Report is 1

Agreed-Upon Procedures Report for Fair Square Issuance Trust, Series 2020-A Annual Reporting

February 2, 2021

Exhibit II

Assumptions, Definitions and Methodologies for Procedures

Assumptions

As instructed by the Company, we used the following assumptions for procedures A through C with respect to each Payment Date:

1.	There is no Event of Default or Early Amortization Event.

2.	There are no Transition Fees or Successor Servicing Expenses.

3.	There is no Unreimbursed Series 2020-A Reduction Amount pursuant to section 4.5(a)(vii) of the Indenture Supplement

4.	There are no unpaid fee amounts pursuant to section 4.5(a)(ix) of the Indenture Supplement.

5.	The following amounts from each Monthly Investor Report for the Collection Period Closing Dates:
a.	Reserve Account Withdrawals

b.	Reallocated Principal Collections / Current Series Reallocated Principal Collections / Series 2020-A Reallocated Principal Collections

c.	Uncovered Dilution Amount (for the Trust)

d.	Excess Finance Charge Collections from other Series of Notes

e.	Shared Principal Collections / Series 2020-A Shared Principal Collections

Calculation Methodologies

Procedure B:

With respect to account information, we used the following ‘specified fields’ within the CD-6753 Report and applied the calculation logic listed below:

•	New Account Added = ‘Accts Added’
•	Existing Account Replaced = ‘Transfers in’ – ‘Chg Off Today’
•	Account Removed = ‘Accts Removed’

With respect to principal receivables and principal collections information, we used the following ‘specified fields’ within the CD-6753 Report and applied the calculation logic listed below:

•	Principal Receivable - Added Accounts = ‘Accts Added’
•	New Purchases = ‘Sales’ + ‘Sale Adjustments’ + ‘Sale Reposts’ + ‘Cash Advances’ + ‘Cash Advance Adjustments’ + ‘Cash Advance Reposts’ + ‘Returns’ + ‘Return Adjustments’ + ‘Return Reposts’
•	Default Amount = ‘Chg Off Today’
•	Principal Collection = ‘Payments’ + ‘Payment Adjustments’ + ‘Payment Reposts’

Agreed-Upon Procedures Report for Fair Square Issuance Trust, Series 2020-A Annual Reporting

February 2, 2021

•	Principal Receivable - Removed Accounts = ‘Accts Removed’
•	Any other downward adjustment to Principal Receivables = ‘Credits’ + ‘Debits’ + ‘Cardholder Income’ + ‘Cardholder Income Adjustments’ + ‘Processing’

With respect to the Excess Funding Account – Ending, we used the ‘Grand Total – Closing Balance’ from the Excess Funding Account Statement as of the end of the monthly period.

With respect to Finance Charge Collections, we will sum together:

•	‘Payments’, ‘Payment Adjustments’, and ‘Payment Reposts’ from the CD-6753 Report, plus
•	the sum of recovery sale proceeds listed in the ‘SALEPRICE’ column within the Recovery Data File, plus
•	the ‘Total Funded Interchange’ amount for portfolio 3333 listed within the Interchange Data File.

With respect to defaulted receivables, we used the following ‘specified fields’ within the CD-6753 Report:

•	Number of Defaulted Account = ‘Chg Off Today’ (count)
•	Principal Receivables of Defaulted Account = ‘Chg Off Today’ (principal)

With respect to the Delinquency Data and Overconcentration Amounts as of the last day of the Monthly Period (Current %, Current $), we used the Data Tapes, and excluded accounts where the ‘FSF_EXTERNAL_STATUS_CD’ field was equal to ‘COF’.

Procedure C:

With respect to the calculation of the Three-Month Average Payment Rate, the Beginning Receivables is equal to the sum of the Beginning Principal Receivables and the closing ‘Finance Charge Amount’ listed within the prior period CD-6753 Report.

Agreed-Upon Procedures Report for Fair Square Issuance Trust, Series 2020-A Annual Reporting

February 2, 2021

Exhibit III

MONTHLY NOTEHOLDER REPORT
Fair Square Issuance Trust
Series 2020-A

Closing Date	2/19/2020
Monthly Period - Beginning	10/1/2020
Monthly Period - Ending	10/31/2020
Days in Monthly Period	31
Calculation Date	11/16/2020
Payment Date	11/20/2020
Interest Period - Beginning	10/20/2020
Interest Period - Ending	11/19/2020
Days in Interest Period	30

Addition #	Addition Cut-off Date	Addition Date	RAC Receipt Date
1	1/31/2020	2/19/2020	2/19/2020
2	6/25/2020	6/29/2020	6/29/2020
3			
4			
5			
6			

I Master Trust Receivables and Account Information

Account Number - Beginning	311,125
New Account Added (+)	
Existing Account Replaced (+)	1,396
Account Removed (-)	
Account Number - Ending	312,521
Principal Receivable - Beginning	$313,770,478.67
Principal Receivable - Added Accounts (+)	$0.00
New Purchases (+)	$61,075,373.24
Default Amount (-)	$1,596,990.57
Principal Collection (-)	$48,043,931.77
Principal Receivable - Removed Accounts (-)	$0.00
Any other downward adjustment to Principal Receivables (-)	$145,358.00
Principal Receivables - Ending	$325,059,571.57
Excess Funding Account - Ending	$0.00
Principal Collections	$48,043,931.77
Finance Charge Collections	$6,536,221.98

Asset Deficiency Tests

Minimum Transferor Amount	**PASS**
Required %	5.00%
Required	$16,252,978.58
Actual	$25,059,571.57
Minimum Trust Principal Balance	**PASS**
Required	$300,000,000.00
Actual	$324,976,060.59
Minimum Seller's Interest	**PASS**
Required %	5.00%
Required	$15,000,000.00
Actual	$25,059,571.57

II Master Trust Performance Data and Monthly Servicing Fee

Delinquency Data	Account No	%	Principal Receivable	%
Current	305,252	97.67%	$313,976,981.22	96.59%
1-30 days DPD	3,443	1.10%	$5,137,304.05	1.58%
31-60 Days DPD	1,433	0.46%	$2,219,993.93	0.68%
61-90 Days DPD	714	0.23%	$1,096,051.46	0.34%
91-120 Days DPD	632	0.20%	$989,704.78	0.30%
121-150 Days DPD	581	0.19%	$880,190.03	0.27%
151-180 Days DPD	452	0.14%	$734,856.74	0.23%
181+ DPD	14	0.00%	$24,489.36	0.01%
Total	**312,521**	**100.00%**	**$325,059,571.57**	**100.00%**
Number of Defaulted Account			1,379	5.30%
Principal Receivable of Defaulted Account			$1,596,990.57	5.90%

Series 2020-A Monthly Servicing Fee	
Series 2020-A Collateral Amount - Beginning	$300,000,000.00
Servicing Fee Rate	2.00%
Servicing Fee	$500,000.00

III Master Trust Early Amortization Event

Early Amortization Events

(a) Insolvency Event to the Transferor, Sponsor, Seller or Originator	**No**
(b) Seller's Interest is less than the Required Seller's Interest	**No**
(c) False Transferor or Issuing Entity representations or warranties	**No**

(d) Transferor's Amount is less than the Required Minimum Transferor Amount	No
(e) Adjusted Trust Principal Balance is less than the Required Trust Principal Balance	No
(f) Transferor or Seller unable to transfer add Receivables	No

IV Series 2020-A Investor Information

Note Principal Amount	Class A Notes	Class B Notes	Class C Notes	Class D Notes	Total Notes
Closing Date	$181,500,000.00	$84,900,000.00	$19,500,000.00	$14,100,000.00	**$300,000,000.00**
Payment Date - Beginning	$181,500,000.00	$84,900,000.00	$19,500,000.00	$14,100,000.00	**$300,000,000.00**
Payment	$0.00	$0.00	$0.00	$0.00	**$0.00**
Payment Date - Ending	$181,500,000.00	$84,900,000.00	$19,500,000.00	$14,100,000.00	**$300,000,000.00**
Note Factor %	100.00%	100.00%	100.00%	100.00%	**100.00%**
Coupon	2.900%	3.930%	5.400%	6.860%	
Interest Owed	$438,625.00	$278,047.50	$87,750.00	$80,605.00	**$885,027.50**

Series 2020-A Collateral Amount	
Initial Collateral Amount	$300,000,000.00
Collateral Amount - Beginning	$300,000,000.00
Principal payment to Series 2020-A (-)	$0.00
Reduction Amount (-)	$0.00
Prior Reduction Amount reimbursement (+)	$0.00
Reallocated Principal Collections (-)	$0.00
Collateral Amount - Ending	$300,000,000.00

Overconcentration Amounts as of the last day of Monthly Perioc	Current %	Maximum %	Current $	Maximum $	Overconcentration Amt
APR					
New York > 16.00% and Connecticut > 12.00%	7.65%	10.00%	$24,882,124.21	$32,505,957.16	$0.00
Colorado > 12.00%	0.03%	0.00%	$83,510.98	$0.00	$83,510.98
FICO					
NA	0.00%	1.00%	$0.00	$3,250,595.72	$0.00
<580 & NA	0.68%	6.00%	$2,195,082.65	$19,503,574.29	$0.00
<600 & NA	3.75%	10.00%	$12,180,654.82	$32,505,957.16	$0.00
<620 & NA	12.18%	20.00%	$39,602,385.07	$65,011,914.31	$0.00
<640 & NA	29.13%	35.00%	$94,705,946.02	$113,770,850.05	$0.00
Top States					
1	10.31%	25.00%	$33,514,831.41	$81,264,892.89	$0.00
2	9.28%	25.00%	$30,161,265.78	$81,264,892.89	$0.00
3	6.18%	25.00%	$20,076,190.45	$81,264,892.89	$0.00
Average Credit Limit >$5,000	**WA Limit**		$2,389.67		$0.00
Test Accounts	13.83%	22.00%	$44,954,599.36	$71,513,105.75	$0.00
Total Overconcentration Amount					$83,510.98

Reserve Account	Balance %	Balance $
Required Balance	0.00%	$0.00
Balance - Beginning		$0.00
Deposits (+)		$0.00
Withdrawals (-)		$0.00
Balance - Ending		$0.00

V Reduction Amounts and Series Reallocated Principal Collections

Unreimbursed Reduction Amount	
Balance - Beginning	$0.00
Current Reduction Amount (+/-)	$0.00
Balance - Ending	$0.00

Unreimbursed Series Reallocated Principal Collections	
Balance - Beginning	$0.00
Current Series Reallocated Principal Collections	$0.00
Balance - Ending	$0.00

VI Allocation Percentage

	Numerator	Denominator	
Floating Allocation Percentage	$300,000,000.00	$313,770,478.67	95.61%
Fixed Allocation Percentage (Non-Revolving Period Only)	$300,000,000.00	$313,770,478.67	95.61%

VII Trust and Series Available Collections

	Trust	Series 2020-A
Finance Charge Collections	$6,536,221.98	$6,249,366.10
Principal Collections	$48,043,931.77	$45,935,422.58
Total Collections	**$54,580,153.75**	**$52,184,788.68**
Default Amount	$1,596,990.57	$1,526,903.27
Uncovered Dilution	$0.00	$0.00
Series 2020-A Available Finance Charge Collections		
Series 2020-A Finance Charge Collections		$6,249,366.10
Excess Finance Charge Collections from other Series of Notes		$0.00
Reallocated Principal Collections		$0.00
Reserve Account Withdrawals		$0.00
Total		**$6,249,366.10**

VIII Application of Series Available Finance Charge Collections

Series 2020-A Available Finance Charge Collections			$6,249,366.10
	Due	**Paid**	**Unpaid**
(i) On a pari passu basis	$509,583.33	$509,583.33	$0.00
Series 2020-A Monthly Servicing Fee	$500,000.00		
Back-Up Servicer	$7,500.00		
Transition Fee	$0.00		
Successor Servicing Expenses	$0.00		
Base Indenture Trustee Fee	$416.67		
Series Indenture Trustee Fee	$333.33		
Base Owner Trustee Fee	$625.00		
Series Owner Trustee Fee	$208.33		
Administrator Fee	$500.00		
(ii) Class A Monthly Interest	$438,625.00	$438,625.00	$0.00
(iii) Class B Monthly Interest	$278,047.50	$278,047.50	$0.00
(iv) Class C Monthly Interest	$87,750.00	$87,750.00	$0.00
(v) Class D Monthly Interest	$80,605.00	$80,605.00	$0.00
(vi) Series 2020-A Default/Uncovered Dilution Amount	$1,526,903.27	$1,526,903.27	$0.00
(vii) Unreimbursed Series 2020-A Reduction Amount and Reallocated Principal Collections	$0.00	$0.00	$0.00
(viii) If no Early Amortization, Required Reserve Account Amount	$0.00	$0.00	$0.00
(ix) If no Early Amortization, any amounts owed but not paid pursuant to (i)	$0.00	$0.00	$0.00
(x) Shared Excess Finance Charge Collections	$3,327,851.99	$3,327,851.99	$0.00
Total	**$6,249,366.10**	**$6,249,366.10**	**$0.00**

IX Series 2020-A Available Principal Collections

Series 2020-A Principal Collections	$45,935,422.58
Series 2020-A Reallocated Principal Collections (-)	$0.00
Series 2020-A Shared Principal Collections (+)	$0.00
Series 2020-A Available Finance Charge Collections - Covered Charge-off Amount (+)	$1,526,903.27
Series 2020-A Available Finance Charge Collections - Uncovered Charge-off Amount (+)	$0.00
Shared Excess Finance Charge Collections during Early Amortization Event (+)	$0.00
Total	**$47,462,325.85**
During Controlled Amortization Period, Series 2020-A Available Principal Collections deposited to the Distribution Account	$0.00
During Early Amortization Period, Series 2020-A Available Principal Collections deposited to the Distribution Account	$0.00
Principal Distributions	
Paid to Class A Notes	$0.00
Paid to Class C Notes	$0.00
Paid to Class C Notes	$0.00
Paid to Class D Notes	$0.00
Paid Total	$0.00

X Series 2020-A Early Amortization Events

(1) Failure to make any payment or deposit or observe any covenant	No
(2) Occurrence of a Servicer Default	No
(3) Occurrence of an Event of Default	No
(4) Class A, B, C, and D Notes are not paid in full on the applicable Expected Principal Payment Date	No
(5) Three-Month Average Net Excess Spread Percentage is less than or equal to 0.00%	No
(6) Three-Month Average Annualized Net Charge-off Rate greater than or equal to 17.00%	No
(7) Three-Month Average Payment Rate less than or equal to 8.00%	No
Early Amortization Event	**No**

X Supplemental Reporting on Certain Early Amortization Events

Calculation of Three-Month Average Net Excess Spread Percentage	2 Prior Month	1 Prior Month	Current Month
Finance Charge Collections (+)	$5,517,788.62	$5,937,732.22	$6,249,366.10
Series 2020-A Monthly Servicing Fee (-)	$500,000.00	$500,000.00	$500,000.00
Owner Trustee, Indenture Trustee, Administration and Transition Fees (-)	$9,583.33	$9,583.33	$9,583.33
Interest Due on all notes by Issuing Entity (-)	$885,027.50	$885,027.50	$885,027.50
Charge-Off Receivables/Dilutions (-)	$1,767,196.26	$1,564,507.86	$1,526,903.27
Beginning Series 2020-A Collateral Amount	$300,000,000.00	$300,000,000.00	$300,000,000.00
Net Excess Spread Percentage	9.42%	11.91%	13.31%
Three-Month Average Net Excess Spread Percentage			**11.55%**

Calculation of Three-Month Average Annualized Net Charge-Off Rate	2 Prior Month	1 Prior Month	Current Month
Charged-Off Receivables	$1,867,962.69	$1,642,035.05	$1,596,990.57
Recoveries	-$43,132.95	-$181,396.78	-$167,872.18
Net Charged-Off Receivables	$1,824,829.74	$1,460,638.27	$1,429,118.39
Beginning Principal Receivables	$317,106,152.12	$314,866,117.78	$313,770,478.67
Annualized Net Charge-Off Rate	6.91%	5.57%	5.47%
Three-Month Average Annualized Net Charge-Off Rate			**5.98%**

Calculation of Three-Month Average Payment Rate	2 Prior Month	1 Prior Month	Current Month
Collections	$53,392,401.87	$53,309,462.31	$54,580,153.75
Beginning Receivables	$322,823,428.51	$320,766,689.06	$319,649,136.24
Payment Rate	16.54%	16.62%	17.08%
Three-Month Average Payment Rate			**16.74%**

MONTHLY NOTEHOLDER REPORT
Fair Square Issuance Trust
Series 2020-A

Closing Date	2/19/2020
Monthly Period - Beginning	11/1/2020
Monthly Period - Ending	11/30/2020
Days in Monthly Period	30
Calculation Date	12/17/2020
Payment Date	12/21/2020
Interest Period - Beginning	11/20/2020
Interest Period - Ending	12/19/2020
Days in Interest Period	30

Addition #	Addition Cut-off Date	Addition Date	RAC Receipt Date
1	1/31/2020	2/19/2020	2/19/2020
2	6/25/2020	6/29/2020	6/29/2020
3			
4			
5			
6			

I **Master Trust Receivables and Account Information**

Account Number - Beginning	312,521
New Account Added (+)	1,258
Existing Account Replaced (+)	
Account Removed (-)	
Account Number - Ending	313,779
Principal Receivable - Beginning	$325,059,571.57
Principal Receivable - Added Accounts (+)	$0.00
New Purchases (+)	$53,817,446.99
Default Amount (-)	$1,073,213.40
Principal Collection (-)	$45,341,024.50
Principal Receivable - Removed Accounts (-)	$0.00
Any other downward adjustment to Principal Receivables (-)	$181,444.13
Principal Receivables - Ending	$332,281,336.53
Excess Funding Account - Ending	$0.00
Principal Collections	$45,341,024.50
Finance Charge Collections	$6,368,164.48

Asset Deficiency Tests

Minimum Transferor Amount	**PASS**
Required %	5.00%
Required	$16,614,066.83
Actual	$32,281,336.53
Minimum Trust Principal Balance	**PASS**
Required	$300,000,000.00
Actual	$332,179,690.00
Minimum Seller's Interest	**PASS**
Required %	5.00%
Required	$15,000,000.00
Actual	$32,281,336.53

II **Master Trust Performance Data and Monthly Servicing Fee**

Delinquency Data	Account No	%	Principal Receivable	%
Current	305,250	97.28%	$318,996,857.52	96.00%
1-30 days DPD	3,595	1.15%	$5,424,351.49	1.63%
31-60 Days DPD	1,937	0.62%	$3,159,030.56	0.95%
61-90 Days DPD	1,209	0.39%	$1,915,164.58	0.58%
91-120 Days DPD	649	0.21%	$1,018,073.21	0.31%
121-150 Days DPD	580	0.18%	$914,326.37	0.28%
151-180 Days DPD	542	0.17%	$825,889.97	0.25%
181+ DPD	17	0.01%	$27,642.83	0.01%
Total	**313,779**	**100.00%**	**$332,281,336.53**	**100.00%**
Number of Defaulted Account			997	3.81%
Principal Receivable of Defaulted Account			$1,073,213.40	3.88%

Series 2020-A Monthly Servicing Fee	
Series 2020-A Collateral Amount - Beginning	$300,000,000.00
Servicing Fee Rate	2.00%
Servicing Fee	$500,000.00

III **Master Trust Early Amortization Event**

Early Amortization Events

(a) Insolvency Event to the Transferor, Sponsor, Seller or Originator	No
(b) Seller's Interest is less than the Required Seller's Interest	No
(c) False Transferor or Issuing Entity representations or warranties	No

(d) Transferor's Amount is less than the Required Minimum Transferor Amount	No
(e) Adjusted Trust Principal Balance is less than the Required Trust Principal Balance	No
(f) Transferor or Seller unable to transfer add Receivables	No

IV Series 2020-A Investor Information

Note Principal Amount	Class A Notes	Class B Notes	Class C Notes	Class D Notes	Total Notes
Closing Date	$181,500,000.00	$84,900,000.00	$19,500,000.00	$14,100,000.00	**$300,000,000.00**
Payment Date - Beginning	$181,500,000.00	$84,900,000.00	$19,500,000.00	$14,100,000.00	**$300,000,000.00**
Payment	$0.00	$0.00	$0.00	$0.00	**$0.00**
Payment Date - Ending	$181,500,000.00	$84,900,000.00	$19,500,000.00	$14,100,000.00	**$300,000,000.00**
Note Factor %	100.00%	100.00%	100.00%	100.00%	**100.00%**
Coupon	2.900%	3.930%	5.400%	6.860%	
Interest Owed	$438,625.00	$278,047.50	$87,750.00	$80,605.00	**$885,027.50**

Series 2020-A Collateral Amount	
Initial Collateral Amount	$300,000,000.00
Collateral Amount - Beginning	$300,000,000.00
Principal payment to Series 2020-A (-)	$0.00
Reduction Amount (-)	$0.00
Prior Reduction Amount reimbursement (+)	$0.00
Reallocated Principal Collections (-)	$0.00
Collateral Amount - Ending	$300,000,000.00

Overconcentration Amounts as of the last day of Monthly Perioc	Current %	Maximum %	Current $	Maximum $	Overconcentration Amt
APR					
New York > 16.00% and Connecticut > 12.00%	7.64%	10.00%	$25,395,027.93	$33,228,133.65	$0.00
Colorado > 12.00%	0.03%	0.00%	$101,646.53	$0.00	$101,646.53
FICO					
NA	0.00%	1.00%	$0.00	$3,322,813.37	$0.00
<580 & NA	0.73%	6.00%	$2,432,924.87	$19,936,880.19	$0.00
<600 & NA	3.93%	10.00%	$13,064,968.35	$33,228,133.65	$0.00
<620 & NA	12.60%	20.00%	$41,852,143.23	$66,456,267.31	$0.00
<640 & NA	29.80%	35.00%	$99,006,093.05	$116,298,467.79	$0.00
Top States					
1	10.28%	25.00%	$34,148,366.66	$83,070,334.13	$0.00
2	9.23%	25.00%	$30,656,020.08	$83,070,334.13	$0.00
3	6.16%	25.00%	$20,483,070.97	$83,070,334.13	$0.00
Average Credit Limit >$5,000	**WA Limit**		$2,413.94		$0.00
Test Accounts	14.42%	22.00%	$47,907,405.25	$73,101,894.04	$0.00
Total Overconcentration Amount					$101,646.53

Reserve Account	Balance %	Balance $
Required Balance	0.00%	$0.00
Balance - Beginning		$0.00
Deposits (+)		$0.00
Withdrawals (-)		$0.00
Balance - Ending		$0.00

V Reduction Amounts and Series Reallocated Principal Collections

Unreimbursed Reduction Amount	
Balance - Beginning	$0.00
Current Reduction Amount (+/-)	$0.00
Balance - Ending	$0.00

Unreimbursed Series Reallocated Principal Collections	
Balance - Beginning	$0.00
Current Series Reallocated Principal Collections	$0.00
Balance - Ending	$0.00

VI Allocation Percentage

	Numerator	Denominator	
Floating Allocation Percentage	$300,000,000.00	$325,059,571.57	92.29%
Fixed Allocation Percentage (Non-Revolving Period Only)	$300,000,000.00	$325,059,571.57	92.29%

VII Trust and Series Available Collections

	Trust	Series 2020-A
Finance Charge Collections	$6,368,164.48	$5,877,228.39
Principal Collections	$45,341,024.50	$41,845,583.21
Total Collections	**$51,709,188.98**	**$47,722,811.60**
Default Amount	$1,073,213.40	$990,476.97
Uncovered Dilution	$0.00	$0.00
Series 2020-A Available Finance Charge Collections		
Series 2020-A Finance Charge Collections		$5,877,228.39
Excess Finance Charge Collections from other Series of Notes		$0.00
Reallocated Principal Collections		$0.00
Reserve Account Withdrawals		$0.00
Total		**$5,877,228.39**

VIII Application of Series Available Finance Charge Collections

Series 2020-A Available Finance Charge Collections				$5,877,228.39

		Due	Paid	Unpaid
(i)	On a pari passu basis	$509,583.33	$509,583.33	$0.00
	Series 2020-A Monthly Servicing Fee	$500,000.00		
	Back-Up Servicer	$7,500.00		
	Transition Fee	$0.00		
	Successor Servicing Expenses	$0.00		
	Base Indenture Trustee Fee	$416.67		
	Series Indenture Trustee Fee	$333.33		
	Base Owner Trustee Fee	$625.00		
	Series Owner Trustee Fee	$208.33		
	Administrator Fee	$500.00		
(ii)	Class A Monthly Interest	$438,625.00	$438,625.00	$0.00
(iii)	Class B Monthly Interest	$278,047.50	$278,047.50	$0.00
(iv)	Class C Monthly Interest	$87,750.00	$87,750.00	$0.00
(v)	Class D Monthly Interest	$80,605.00	$80,605.00	$0.00
(vi)	Series 2020-A Default/Uncovered Dilution Amount	$990,476.97	$990,476.97	$0.00
(vii)	Unreimbursed Series 2020-A Reduction Amount and Reallocated Principal Collections	$0.00	$0.00	$0.00
(viii)	If no Early Amortization, Required Reserve Account Amount	$0.00	$0.00	$0.00
(ix)	If no Early Amortization, any amounts owed but not paid pursuant to (i)	$0.00	$0.00	$0.00
(x)	Shared Excess Finance Charge Collections	$3,492,140.59	$3,492,140.59	$0.00
	Total	**$5,877,228.39**	**$5,877,228.39**	**$0.00**

IX Series 2020-A Available Principal Collections

Series 2020-A Principal Collections	$41,845,583.21
Series 2020-A Reallocated Principal Collections (-)	$0.00
Series 2020-A Shared Principal Collections (+)	$0.00
Series 2020-A Available Finance Charge Collections - Covered Charge-off Amount (+)	$990,476.97
Series 2020-A Available Finance Charge Collections - Uncovered Charge-off Amount (+)	$0.00
Shared Excess Finance Charge Collections during Early Amortization Event (+)	$0.00
Total	**$42,836,060.18**
During Controlled Amortization Period, Series 2020-A Available Principal Collections deposited to the Distribution Account	$0.00
During Early Amortization Period, Series 2020-A Available Principal Collections deposited to the Distribution Account	$0.00
Principal Distributions	
Paid to Class A Notes	$0.00
Paid to Class C Notes	$0.00
Paid to Class C Notes	$0.00
Paid to Class D Notes	$0.00
Paid Total	$0.00

X Series 2020-A Early Amortization Events

(1)	Failure to make any payment or deposit or observe any covenant	No
(2)	Occurrence of a Servicer Default	No
(3)	Occurrence of an Event of Default	No
(4)	Class A, B, C, and D Notes are not paid in full on the applicable Expected Principal Payment Date	No
(5)	Three-Month Average Net Excess Spread Percentage is less than or equal to 0.00%	No
(6)	Three-Month Average Annualized Net Charge-off Rate greater than or equal to 17.00%	No
(7)	Three-Month Average Payment Rate less than or equal to 8.00%	No
Early Amortization Event		**No**

X Supplemental Reporting on Certain Early Amortization Events

Calculation of Three-Month Average Net Excess Spread Percentage	2 Prior Month	1 Prior Month	Current Month
Finance Charge Collections (+)	$5,937,732.22	$6,249,366.10	$5,877,228.39
Series 2020-A Monthly Servicing Fee (-)	$500,000.00	$500,000.00	$500,000.00
Owner Trustee, Indenture Trustee, Administration and Transition Fees (-)	$9,583.33	$9,583.33	$9,583.33
Interest Due on all notes by Issuing Entity (-)	$885,027.50	$885,027.50	$885,027.50
Charge-Off Receivables/Dilutions (-)	$1,564,507.86	$1,526,903.27	$990,476.97
Beginning Series 2020-A Collateral Amount	$300,000,000.00	$300,000,000.00	$300,000,000.00
Net Excess Spread Percentage	11.91%	13.31%	13.97%
Three-Month Average Net Excess Spread Percentage			**13.06%**

Calculation of Three-Month Average Annualized Net Charge-Off Rate	2 Prior Month	1 Prior Month	Current Month
Charged-Off Receivables	$1,642,035.05	$1,596,990.57	$1,073,213.40
Recoveries	-$181,396.78	-$167,872.18	-$130,000.25
Net Charged-Off Receivables	$1,460,638.27	$1,429,118.39	$943,213.15
Beginning Principal Receivables	$314,866,117.78	$313,770,478.67	$325,059,571.57
Annualized Net Charge-Off Rate	5.57%	5.47%	3.48%
Three-Month Average Annualized Net Charge-Off Rate			**4.84%**

Calculation of Three-Month Average Payment Rate	2 Prior Month	1 Prior Month	Current Month
Collections	$53,309,462.31	$54,580,153.75	$51,709,188.98
Beginning Receivables	$320,766,689.06	$319,649,136.24	$330,953,256.18
Payment Rate	16.62%	17.08%	15.62%
Three-Month Average Payment Rate			**16.44%**